UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the semi-annual distribution period from
June 1, 2017 to November 30, 2017

Commission File Number of Issuing Entity: 333-203320-01
Central Index Key Number of Issuing Entity: 0001637969
ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C.
(Exact name of issuing entity as specified in its charter)

Commission File Number of Depositor:  0-05807
Central Index Key Number of Depositor: 0000071508
ENTERGY NEW ORLEANS, LLC
(Exact name of sponsor as specified in its charter)
Dawn Balash
Assistant General Counsel - Corporate and Securities
(504) 576-6755
__________________________
(Name and telephone number, including of area code, of the person to contact in connection with this filing)

LOUISIANA
(State or other jurisdiction of incorporation or organization of the issuing entity)

72-0273040
(IRS Employer Identification No.)

1600 PERDIDO STREET NEW ORLEANS, LOUISIANA	70112
(Address of principal executive offices of the issuing entity)	(Zip Code)

(504) 670-3700
(Registrant’s Telephone Number, Including Area Code)

None
(Former Name or Former Address, if Changed Since Last Report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Senior Secured Storm Recovery Bonds			x

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

x	Yes	No

PART I - DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1, and supplemental servicer information is provided in Exhibit 99.2.

The record date for distributions described in Exhibit 99.1 is November 30, 2017.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibits 99.1 and 99.2 is included in the Prospectus Supplement relating to the Senior Secured Storm Recovery Bonds (the "Bonds"), dated July 14, 2015, and related Prospectus, dated July 9, 2015, of Entergy New Orleans Storm Recovery Funding I, L.L.C. (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) of the Securities Act of 1933 on July 16, 2015.

As indicated in Exhibit 99.1, all required interest and scheduled principal payments on the Bonds have been made with respect to the December 1, 2017 distribution date for the semi-annual distribution period of June 1, 2017 to November 30, 2017.

Item 1A.	Asset-Level Information.

Omitted pursuant to General Instruction C of Form 10-D.

Item 1B.	Asset Representations Reviewer and Investor Communications.

Omitted pursuant to General Instruction C of Form 10-D.

PART II - OTHER INFORMATION

Item 2.	Legal Proceedings.

None.

Item 3.	Sale of Securities and Use of Proceeds.

None.

Item 4.	Defaults Upon Senior Securities.

Omitted pursuant to General Instruction C of Form 10-D.

Item 5.	Submission of Matters to a Vote of Security Holders.

Omitted pursuant to General Instruction C of Form 10-D.

Item 6.	Significant Obligors of Pool Assets

Omitted pursuant to General Instruction C of Form 10-D.

Item 7.	Change in Sponsor Interest in the Securities.

None.

Item 8.	Significant Enhancement Provider Information.

Omitted pursuant to General Instruction C of Form 10-D.

Item 9.	Other Information

On November 30, 2017, Entergy New Orleans, Inc., the servicer (“ENO”), completed an internal restructuring of ENO pursuant to which (among other events) (i) ENO converted from a Louisiana corporation to a Texas corporation (the “Conversion”) effective November 16, 2017, and (ii) ENO through a merger under the Texas Business Organizations Code (the “Merger”) transferred substantially all of its assets and liabilities to Entergy New Orleans Power, LLC, a Texas limited liability company, which was subsequently renamed “Entergy New Orleans, LLC” (“ENOL”) on December 1, 2017.

With the completion of the Restructuring, ENOL holds substantially all of the assets, and has assumed substantially all the liabilities, of ENO.

Among other actions, effective November 30, 2017, ENOL assumed ENO’s rights, obligations and liabilities under various agreements (including the Storm Recovery Property Servicing Agreement (Exhibit 10.1), Storm Recovery Property Purchase and Sale Agreement (Exhibit 10.2), and the Administration Agreement (Exhibit 10.3)), and became the sole successor member of the Issuing Entity.

Item 10.	Exhibits.

(a) Documents filed as a part of this report (exhibits marked with an asterisk are filed herewith):

*99.1    Semi-annual Servicer's Certificate relating to the Bonds, dated November 24, 2017.

*99.2    Monthly Servicer’s Certificates for each month in the distribution period from June 1, 2017 to May 31, 2017.

(b) Exhibits required by this Form and Item 601 of Regulation S-K (exhibits marked with an asterisk are filed herewith):

 3.1    Articles of Organization and Initial Report of the Issuing Entity (incorporated by reference to exhibit 3.3 included as an exhibit to the Issuing Entity’s Form S-3/A dated April 10, 2015).

3.2    Limited Liability Company Operating Agreement of the Issuing Entity dated as of March 5, 2015 (incorporated by reference to exhibit 3.4 included as an exhibit to the Issuing Entity’s Form S-3/A dated April 10, 2015).

4.1    Indenture dated as of July 22, 2015 between the Issuing Entity and The Bank of New York Mellon providing for the issuance of Senior Secured Storm Recovery Bonds (incorporated by reference to the exhibit with the same numerical designation included as an exhibit to the Issuing Entity’s Report on Form 8-K dated July 28, 2015).

4.2    Form of Senior Secured Storm Recovery Bonds (included as Exhibit A to the Indenture filed as Exhibit 4.1) (incorporated by reference to exhibit 4.1 included as an exhibit to the Issuing Entity’s Report on Form 8-K dated July 28, 2015).

10.1     Storm Recovery Property Servicing Agreement dated as of July 22, 2015 between the Issuing Entity and Entergy New Orleans, Inc., as servicer (incorporated by reference to exhibit 99.1 included as an exhibit to the Issuing Entity's Report on Form 8-K dated July 28, 2015).

10.2     Storm Recovery Property Purchase and Sale Agreement dated as of July 22, 2015 between the Issuing Entity and Entergy New Orleans, Inc. as seller (incorporated by reference to exhibit 99.2 included as an exhibit to the Issuing Entity’s Report on Form 8-K dated July 28, 2015).

10.3    Administration Agreement dated as of July 22, 2015 between the Issuing Entity and Entergy New Orleans, Inc., as administrator (incorporated by reference to exhibit 99.3 included as an exhibit to the Issuing Entity’s Report on Form 8-K dated July 28, 2015).

*99.1    Semi-annual Servicer's Certificate relating to the Bonds, dated November 24, 2017.

*99.2    Monthly Servicer’s Certificates for each month in the distribution period from June 1, 2017 to November 30, 2017.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C.
(Issuing Entity)

By: Entergy New Orleans, LLC, as servicer
By:/s/ Steven C. McNeal
Name: Steven C. McNeal
Title: Vice President and Treasurer

Date:  December 13, 2017

EXHIBIT INDEX

99.1 Semi-annual Servicer's Certificate relating to the Bonds, dated November 24, 2017.

99.2 Monthly Servicer’s Certificates for each month in the distribution period from June 1, 2017 to November 30, 2017.